Details of Significant Accounts - Summary of Equity-Settled Share-Based Payment Arrangements (Details)	12 Months Ended
Dec. 31, 2020 shares
Employee stock options granted 2013.11.14
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	883,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2014.03.20
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	153,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2014.08.15
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	82,300
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2015.02.26
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	1,102,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2015.04.30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	16,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2015.05.04
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	35,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2015.07.30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	50,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2015.10.29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	180,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2016.02.25
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	1,391,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2016.08.11
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	140,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2016.11.03
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	73,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2018.06.29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	1,320,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2018.07.02
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	65,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2019.03.07
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	115,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2019.05.08
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	300,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Employee stock options granted 2020.11.27
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	1,800,000.0
Contract period	5 years
Vesting conditions	Gradually vested after 2 year service
Restricted stocks to employees granted 2017.11.16
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	500,000.0
Contract period	3 years
Restricted stocks to employees granted 2018.07.02
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity granted (in thousands)	50,000.0
Contract period	3 years